Vessels and Vessels held for sale, textuals (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 73,051
Sale price			$ 21,000
Gain / (loss) from sale of vessels	$ 16,679	$ (945)
Number Of Memoranda Of Agreement	5			2
Number of vessels delivered	6